COMMITMENTS AND CONTINGENCIES (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)		6 Months Ended	12 Months Ended
	Feb. 17, 2022	Jun. 30, 2023	Dec. 31, 2022	May 17, 2023	Feb. 17, 2023	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable		$ 2,803,125	$ 2,803,125
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issuance	1,125,000
Offering price		$ 10.00	$ 10.00
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issuance		1,125,000	1,125,000
Offering price		$ 10.00	$ 10.00
Stock issued during period value		$ 11,250,000	$ 11,250,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issuance	8,625,000
Offering price	$ 10.00	$ 10.00	$ 10.00	$ 0.20	$ 0.20
IPO [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Offering price		$ 0.20	$ 0.20
Commission for underwriter		$ 1,078,125	$ 1,078,125
Deferred Underwriting Commission [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Offering price		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 2,803,125	$ 2,803,125